Inventory	12 Months Ended
Dec. 31, 2024
Classes of current inventories [Abstract]
Inventory [Text Block]

5) Inventory

	December 31,	December 31,
	2024	2023
Finished products - Vanadium	$35,083	$43,582
Finished products - Ilmenite	1,040	672
Work-in-process	606	1,802
Stockpiles	490	1,328
Warehouse materials	10,319	14,181
Total	$47,538	$61,565

During the year ended December 31, 2024, the Company recognized a net realizable value write-down of $13,897 for vanadium finished products (year ended December 31, 2023 - $3,603), $4,340 for ilmenite finished products (year ended December 31, 2023 - $444) and $238 for warehouse materials (year ended December 31, 2023 - $21).